Goodwill - Summary of Goodwill (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Total	$ 52,403	$ 52,403
Recycomb S.A.U. [member]
Disclosure of information for cash-generating units [line items]
Total	$ 52,403	$ 52,403